Discontinued operations and assets and liabilities held for sale (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 13, 2015 USD ($)	Jun. 30, 2017 EUR (€)	Nov. 30, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Non-current Assets Held for Sale and Discontinued Operations [Line Items]
Consideration paid (received)	$ 4,149
Contingent consideration proceeds | €		€ 10	€ 150
Cash proceeds received						$ 4,233
Disposal costs						(5)
Net proceeds received						4,228
Cash and cash equivalents				$ 617	$ 932	1,977
Trade and other receivables, net				1,136	1,051
Deferred tax assets				32	8
Property, plant and equipment				2,923	3,010	3,184
Investments in associates and joint ventures				24	22
Trade and other payables				(1,116)	(1,182)
Deferred tax liabilities				(1,014)	(1,082)
Provisions and employee benefits				(1,258)	(1,410)
Net assets				1,652	957
Revenue				0	0	334
Expenses				0	0	(507)
Profit (loss) before income tax				0	0	(173)
Income tax expense				0	0	(6)
Profit (loss) from discontinued operations prior to gain on disposal				0	0	(179)
Gain (loss) on remeasurement or disposal				(1)	(6)	2,903
Tax expense on disposal				0	0	(52)
Gain (loss) on remeasurement or disposal, net of tax				(1)	(6)	2,851
Profit (loss) from discontinued operations				(1)	(6)	2,672
Net cash from (used in) operating activities				0	(7)	(16)
Net cash used in investing activities				0	0	(27)
Net cash used in financing activities				0	0	0
Net cash from (used in) discontinued operations				$ 0	$ (7)	(43)
Discontinued operations [member]
Disclosure of Non-current Assets Held for Sale and Discontinued Operations [Line Items]
Contingent consideration receivable						169
Indemnification reserve						(12)
Cash and cash equivalents						84
Trade and other receivables, net						204
Current tax assets						3
Inventories						191
Deferred tax assets						33
Property, plant and equipment						795
Intangible assets						982
Investments in associates and joint ventures						112
Other current and non-current assets						177
Trade and other payables						(278)
Current tax liabilities						(52)
Deferred tax liabilities						(61)
Provisions and employee benefits						(192)
Other current and non-current liabilities						(64)
Net assets						1,934
Gain on sale before reclassification of foreign currency translation reserve						2,451
Reclassification of foreign currency translation reserve						452
Gain (loss) on remeasurement or disposal						$ 2,903